Cash and cash equivalents And Restricted cash	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3     Cash and cash equivalents and Restricted cash

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise the following:

	December 31,
	2019	2018
Cash on hand	10	46
Cash at banks	2,356	-
Total	2,366	46

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

The fair value of cash and cash equivalents as at December 31, 2019 and 2018, was $2,366 and $46, respectively. In addition, as of December 31, 2019, the Company had available $11,100 (2018: $12,800) of undrawn borrowing facilities (note 11).

                As at December 31, 2019, the Company had pledged an amount of $2,435, $1,250 in non-current assets and $1,185 in current assets ($1,350 as at December 2018 in current assets) in order to fulfil collateral requirements. The fair value of the restricted cash as at December 31, 2019, was $2,435, $1,250 in non-current assets and $1,185 in current assets and at December 31, 2018, was $1,350 in current assets. The cash and cash equivalents are held with reputable bank and financial institution counterparties.